As filed with the Securities and Exchange Commission on October 12, 2018

Securities Act File No. 333-212686

Investment Company Act File No. 811-23177

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 5	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]

(Check appropriate box or boxes)

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

110 Wall Street

New York, NY 10005-5991

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

110 Wall Street

New York, NY 10005-5991

(Name and address of agent for service)

With copies to:

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston St.

Boston, MA 02199-3600

It is proposed that this filing will become effective:

(X)	immediately upon filing pursuant to paragraph (b)
( )	on [date] pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(i)
( )	on [date] pursuant to paragraph (a)(i)
( )	75 days after filing pursuant to paragraph (a)(ii)
( )	on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

( )	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Goehring & Rozencwajg Investment Funds, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 12th day of October, 2018.

GOEHRING & ROZENCWAJG INVESTMENT FUNDS (Registrant)

By:	/s/Adam A. Rozencwajg
Adam A. Rozencwajg
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 12th day of October, 2018.

SIGNATURE	TITLE	DATE

/s/ Adam A. Rozencwajg	President; Treasurer, Chief Executive Officer;	October 12, 2018
Adam A. Rozencwajg	Principal Executive Officer, Chief Financial Officer; Principal Financial and Accounting Officer; Trustee

/s/ Mark Kellstrom*	Trustee	October 12, 2018
Mark Kellstrom

/s/ J. Douglas Newsome*	Trustee	October 12, 2018
J. Douglas Newsome

/s/ Edward O’Brien*	Trustee	October 12, 2018
Edward O’Brien

/s/ Thomas B. Stiles, II*	Trustee	October 12, 2018
Thomas B. Stiles, II

*By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Attorney-In-Fact**
Date:	October 12, 2018

**	Pursuant to Power of Attorney for each of Mark Kellstrom and Thomas B. Stiles, II, filed with the Securities and Exchange Commission as part of Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act and Amendment No. 1 to the Registration Statement under the 1940 Act on September 30, 2016, and pursuant to Power of Attorney for J. Douglas Newsome and Edward O’Brien, filed with the Securities and Exchange Commission as part of Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 to the Registration Statement under the 1940 Act on November 1, 2016.

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase